Description of Plan (Details) - EBP 001	12 Months Ended
	Dec. 31, 2025 USD ($) year note	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Participant eligibility, requisite age | year	18
Minimum contribution to eligible compensation, percentage	0.01
Automatic contribution rate	3.00%
Matching contribution percentage	100.00%
Participant compensation matched percentage	3.00%
Employers	$ 1,439,000
Vesting percentage increase	0.20
Vesting service period	5 years
Maximum borrowing percentage	50.00%
Minimum borrowing amount	$ 500
Maximum borrowing amount	$ 50,000
General loan, maximum borrowing term	5 years
Maximum borrowing term	10 years
Number of notes outstanding | note	1
Basis spread on variable rate	0.02
Involuntary cash-out limit	$ 1,000
Rollover limit	7,000
Forfeited amount	978,000	$ 461,000
Forfeited amount used to pay administrative expenses	97,000
Forfeited amount used to reduce company contributions	$ 159,000
Minimum
EBP, Description of Plan [Line Items]
Interest rate	5.25%
Maximum
EBP, Description of Plan [Line Items]
Interest rate	10.50%
Class A Common Stock
EBP, Description of Plan [Line Items]
Increase from employer contribution, noncash	$ 8,010,000